CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 39,799,609	$ 31,645,291
Financial assets investments	25,674,195	27,940,140
Derivative financial instruments	6,252,270	4,961,237
Financial assets investments and derivative financial instruments	31,926,465	32,901,377
Loans and advances to customers	237,728,544	254,444,099
Assets held for sale and inventories, net	906,753	608,449
Investment in associates and joint ventures	2,997,603	2,915,633
Investment properties	4,709,911	3,994,058
Premises and equipment	6,522,534	6,727,066
Right-of-use assets, lease	1,634,045	1,827,108
Goodwill and intangible assets, net	8,489,697	10,439,192
Deferred tax, net	685,612	764,594
Other assets, net	7,528,036	6,547,866
TOTAL ASSETS	342,928,809	352,814,733
LIABILITIES
Deposits by customers	247,941,180	250,992,323
Interbank deposits and repurchase agreements and other similar secured borrowing	1,076,436	1,091,184
Derivative financial instruments	6,710,364	4,737,454
Borrowings from other financial institutions	15,648,606	19,692,638
Debt instruments in issue	14,663,576	19,575,988
Lease liabilities	1,773,610	1,900,268
Preferred shares	584,204	584,204
Current tax	164,339	965,180
Deferred tax, net	1,785,230	633,361
Employee benefit plans	882,954	765,371
Other liabilities	12,648,581	11,879,211
TOTAL LIABILITIES	303,879,080	312,817,182
EQUITY
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Appropriated reserves	20,044,769	15,930,665
Retained earnings	2,515,278	3,278,164
Net income attributable to equity holders of the Parent Company	6,116,936	6,783,490
Accumulated other comprehensive income, net of tax	4,074,161	7,758,216
SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	38,089,512	39,088,903
Non-controlling interest	960,217	908,648
TOTAL EQUITY	39,049,729	39,997,551
TOTAL LIABILITIES AND EQUITY	342,928,809	352,814,733
Cost
ASSETS
Loans and advances to customers	253,951,647	269,923,739
Premises and equipment	9,062,128	9,166,204
Right-of-use assets, lease	2,383,508	2,555,720
Allowance
ASSETS
Loans and advances to customers	$ (16,223,103)	$ (15,479,640)